Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables And Accruals [Abstract]
Other payables	¥ 197,643,431	$ 30,290,181	¥ 210,561,540
Business taxes and related tax surcharge	78,300,960	12,000,147	64,345,243
Accrued rental	20,675,146	3,168,605	2,250,443
Consideration payables for acquisitions	309,500	47,433	16,776,500
Accrued utilities	2,307,672	353,667	2,306,796
Other accrued expenses	934,279	143,184	2,180,632
Payables for contingent consideration	525,685	80,565	4,027,207
Total	¥ 300,696,673	$ 46,083,782	¥ 302,448,361